Supplement to the
Fidelity® International Small Cap Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2020
Summary Prospectus

Effective September 1, 2021, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index).

AISC-SUM-21-01 1.9586050.105	June 17, 2021

Supplement to the
Fidelity® International Small Cap Fund
December 30, 2020
Summary Prospectus

Effective September 1, 2021, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index).

ISC-SUM-21-01 1.9586049.102	June 17, 2021